INCOME TAXES - Reconciliation of Expected and Actual Income Tax Expense (Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Expected income tax expense (recovery)	$ (20,506)	$ (9,052)
Change in unrecognized deferred tax asset	44,114	0
Non-Deductible Foreign Exchange Gains (Losses)	(4,947)	(1,938)
Unrealized foreign exchange (gain) loss	18,298	7,918
Share based compensation expense	610	856
Flow through share issuance	108	2,700
Other	(3,964)	576
Deferred tax expense (recovery)	$ 15,415	$ (6,858)